Dissagreggated Revenue	12 Months Ended
Dec. 31, 2025
Dissagreggated Revenue [Abstract]
DISSAGREGGATED REVENUE

14. DISSAGREGGATED REVENUE

The following table shows disaggregated revenue by major product categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Private-labelled apparel products	156,316,352	196,736,307	66,685,405	8,567,755
Own-branded apparel products	17,886,275	38,931,427	70,561,936	9,065,812
Total	174,202,627	235,667,734	137,247,341	17,633,567

The following table shows disaggregated cost of revenues by major product categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Private-labelled apparel products	134,239,759	178,307,992	59,768,785	7,679,106
Own-branded apparel products	4,914,557	7,915,189	26,792,907	3,442,358
Total	139,154,316	186,223,181	86,561,692	11,121,464

The following table sets forth a breakdown of the gross profit and gross profit margin for years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31, 2025
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	66,685,405	59,768,785	6,916,620	10.4%
Own-branded apparel products	70,561,936	26,792,907	43,769,029	62.0%
Total	137,247,341	86,561,692	50,685,649	37.0%

	For the year ended December 31, 2024
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	196,736,307	178,307,992	18,428,315	9.4%
Own-branded apparel products	38,931,427	7,915,189	31,016,238	79.7%
Total	235,667,734	186,223,181	49,444,553	21.0%

	For the year ended December 31, 2023
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	156,316,352	134,239,759	22,076,593	14.1%
Own-branded apparel products	17,886,275	4,914,557	12,971,718	72.5%
Total	174,202,627	139,154,316	35,048,311	20.1%

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Geographical locations:
The United States and Canada	132,124,783	171,354,373	45,875,807	5,894,133
The UK	17,898,073	39,906,752	70,561,936	9,065,812
Others	24,179,771	24,406,609	20,809,598	2,673,622
Total	174,202,627	235,667,734	137,247,341	17,633,567